PROFIT/(LOSS) FOR THE YEAR ON DISCONTINUED OPERATIONS (Schedule of Operating Profit/(Loss) for Cardiac) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	$ 97,035	$ 99,140	$ 99,611
Operating loss	(20,227)	(37,668)	(39,848)
Loss for the year	(22,658)	(38,661)	(38,583)
Profit/(Loss) on remeasurement of assets and liabilities:
Inventories	1,988	(2,461)	(3,622)
Tax credit/(expense)	(1,115)	(374)	(8,630)
Profit/(Loss) for the year from discontinued operations	568	(1,609)	(62,042)
Sweden [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues
Operating expenses			(827)
Operating loss			(827)
Interest expenses			(5)
Loss from discontinued operations before tax			(832)
Income tax credit/(expense)			186
Loss for the year			(646)
Profit/(Loss) on remeasurement of assets and liabilities:
Property, plant and equipment (note 12)			(4,647)
Goodwill and intangible assets (note 13)			(49,433)
Inventories			(2,578)
Closure costs	(22)	1,794	(5,846)
Foreign currency translation reserve		(3,080)	(3,779)
Tax credit/(expense)	590	(323)	4,887
Total profit/(loss)	568	(1,609)	(61,396)
Profit/(Loss) for the year from discontinued operations	$ 568	$ (1,609)	$ (62,042)